Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 116,382	$ 134,784
Restricted cash		2,254	3,289
Marketable securities		0	2,187
Trade accounts receivable, net		29,809	14,950
Other current assets		47,812	54,430
Related party receivables		3,734	2,334
Derivative instruments receivable		12,480	12,262
Favorable charter party contracts		796	0
Inventories		40,887	45,434
Prepaid expenses		6,771	12,503
Voyages in progress		17,992	16,974
Total current assets		278,917	299,147
Vessels and equipment, net		2,987,360	2,665,785
Vessels held for sale		14,486	12,542
Newbuildings		54,777	91,898
Finance leases, right of use assets, net		68,643	83,589
Operating leases, right of use assets, net		9,538	15,646
Investments in associated companies		58,536	65,400
Related party receivables		0	837
Derivative instruments receivable		15,590	20,861
Favorable charter party contracts		755	0
Other long-term assets		416	1,586
Total assets		3,489,018	3,257,291
Current liabilities
Current portion of long-term debt		109,309	92,865
Current portion of finance lease obligations - related party		19,601	18,387
Current portion of operating lease obligations (including related party balances of $2,147 and $2,010 as of December 31, 2023 and 2022 respectively)		2,632	5,546
Derivative instruments payables		172	1,313
Unfavorable charter party contracts		2,496	0
Related party payables		9,157	9,492
Trade accounts payable		9,524	7,143
Accrued expenses		46,041	43,388
Other current liabilities		27,259	33,494
Total current liabilities		226,191	211,628
Long-term liabilities
Long-term debt		1,260,758	1,027,991
Non-current portion of finance lease obligations - related party		67,987	87,588
Non-current portion of operating lease obligations (including related party balances of $9,198 and $11,345 as of December 31, 2023 and 2022 respectively)		9,621	13,051
Other long-term liabilities		2,570	0
Total liabilities		1,567,127	1,340,258
Commitments and contingencies	[1]
Equity
Share capital (Shares issued: 2023: 201,190,621. 2022: 201,190,621. Outstanding shares: 2023: 199,628,293. 2022: 200,485,621 shares. All shares are issued and outstanding at par value $0.05)		10,061	10,061
Treasury shares		(11,527)	(5,014)
Additional paid in capital		1,124	851
Contributed capital surplus		1,582,257	1,582,257
Accumulated earnings		339,976	328,878
Total equity		1,921,891	1,917,033
Total liabilities and equity		$ 3,489,018	$ 3,257,291

[1]	*For details please refer to Note 28, "Commitments and contingencies".